related party transactions (Tables)	6 Months Ended
Jun. 30, 2020
related party transactions
Summary of transactions with key management personnel

	Three months		Six months
Periods ended June 30 (millions)	2020	2019	2020	2019
Short-term benefits	$2	$2	$4	$5
Post-employment pension [1] and other benefits	1	1	2	2
Share-based compensation [2]	11	5	10	20
	$14	$8	$16	$27
(1)

Our Executive Leadership Team members are members of our Pension Plan for Management and Professional Employees of TELUS Corporation and certain other non-registered, non-contributory supplementary defined benefit pension plans.

(2)

In respect of restricted share units with neither an equity settlement feature nor market performance conditions, we accrue a liability equal to the product of the number of vesting restricted share units multiplied by the fair market value of the corresponding Common Shares at the end of the reporting period. Similarly, we accrue a liability for the notional subset of our restricted share units without an equity settlement feature and with market performance conditions using a Monte Carlo simulation-determined fair value. Restricted share units that have an equity settlement feature are accounted for as equity instruments. The expense for restricted share units that do not ultimately vest is reversed against the expense that was previously recorded in their respect.

As disclosed in Note 14, we made initial awards of share-based compensation in 2020 and 2019, including, as set out in the following table, to our key management personnel. As most of these awards are cliff-vesting or graded-vesting and have multi-year requisite service periods, the related expense will be recognized rateably over a period of years and thus only a portion of the 2020 and 2019 initial awards are included in the amounts in the table above.

Six-month periods ended June 30	2020			2019
	Number of			Number of
	restricted	Notional	Grant-date	restricted	Notional	Grant-date
($ in millions)	share units*	value [1]	fair value [1]	share units	value [1]	fair value [1]
Awarded in period	811,954	$20	$28	—	$—	$—
(1)

Notional value is determined by multiplying the Common Share price at the time of award by the number of units awarded. The grant-date fair value differs from the notional value because the fair values of some awards have been determined using a Monte Carlo simulation (see Note 14(b)). No share options were awarded to our key management personnel in fiscal 2020 or 2019.

* Amounts reflect retrospective application of March 17, 2020, share split (see Note 28(b)).

The liability amounts accrued for share-based compensation awards to key management personnel are as follows:

	June 30,	December 31,
As at (millions)	2020	2019
Restricted share units	$26	$25
Deferred share units [1]	3	23
	$29	$48
(1)

Our Directors’ Deferred Share Unit Plan provides that, in addition to his or her annual equity grant of deferred share units, a director may elect to receive his or her annual retainer and meeting fees in deferred share units, Common Shares or cash. Deferred share units entitle directors to a specified number of, or a cash payment based on the value of, our Common Shares. Deferred share units are paid out when a director ceases to be a director, for any reason, at a time elected by the director in accordance with the Directors’ Deferred Share Unit Plan; during the three-month and six-month periods ended June 30, 2020, $NIL (2019 – $3) and $NIL (2019 – $3), respectively, was paid out.